Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
U.S. $ in thousands

Goodwill as of January 1, 2022	$65,144
Foreign currency translation adjustments	(300)
Goodwill as of September 30, 2022	$64,844

Schedule of other intangible assets
	September 30, 2022			December 31, 2021
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$387,146	$(276,273)	$110,873	$406,578	$(279,037)	$127,541
Patents	16,696	(8,681)	8,015	16,220	(8,503)	7,717
Trademarks and trade names	16,261	(13,750)	2,511	26,055	(22,241)	3,814
Customer relationships	93,288	(85,005)	8,283	100,731	(87,559)	13,172
Capitalized software development costs	7,066	(7,066)	-	7,410	(7,410)	-
	$520,457	$(390,775)	$129,682	$556,994	$(404,750)	$152,244

Schedule of estimated amortization expenses relating to intangible assets
Estimated
amortization expense
(U.S. $ in thousands)
Remaining 3 months of 2022	$9,842
2023	22,585
2024	18,530
2025	16,051
2026	15,957
2027 and thereafter	46,717
Total	$129,682